As filed with the Securities and Exchange Commission on 4/29/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6653

The Jensen Portfolio, Inc.
(Exact name of registrant as specified in charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of principal executive offices) (Zip code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Name and address of agent for service)

(800) 221-4384
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

The Jensen Portfolio, Inc.

Schedule of Investments

February 28, 2005 (Unaudited)

(showing percentage of total net assets)

Number
of Shares	COMMON STOCKS - 98.98%	Value
	Beverages - 9.16%
1,683,000	Anheuser-Busch Companies, Inc.	$79,858,350
2,089,000	PepsiCo, Inc.	112,513,540
1,705,000	The Coca-Cola Co.	72,974,000
		265,345,890
	Capital Markets - 3.79%
2,501,000	State Street Corp.	109,668,850
	Commercial Services & Supplies - 4.14%
3,946,000	Equifax, Inc.	119,918,940
	Consumer Finance - 4.94%
5,634,000	MBNA Corp.	142,934,580
	Electrical Equipment - 4.75%
2,072,000	Emerson Electric Co.	137,415,040
	Electronic Equipment & Instruments - 1.42%
713,000	Dionex Corp. (a)	41,040,280
	Health Care Equipment & Supplies - 9.75%
2,173,000	Medtronic, Inc.	113,256,760
3,408,000	Stryker Corp.	169,241,280
		282,498,040
	Health Care Providers & Services - 4.93%
2,875,000	Patterson Cos, Inc. (a)	142,657,500
	Household Products - 11.02%
1,705,000	Clorox Co.	102,368,200
1,749,000	Colgate-Palmolive Co.	92,557,080
2,342,000	Procter & Gamble Co.	124,336,780
		319,262,060
	Industrial Conglomerates - 9.47%
1,560,000	3M Co.	130,946,400
4,073,000	General Electric Co.	143,369,600
		274,316,000
	IT Services - 6.25%
2,381,000	Automatic Data Processing, Inc.	102,287,760
2,467,000	Paychex, Inc.	78,771,310
		181,059,070
	Media - 14.07%
1,453,000	Gannett Co, Inc.	114,423,750
1,837,000	Omnicom Group	167,295,590
1,370,000	The McGraw-Hill Companies, Inc.	125,834,500
		407,553,840
	Pharmaceuticals - 12.35%
2,643,000	Abbott Laboratories	121,551,570
1,871,000	Johnson & Johnson	122,737,600
4,314,000	Pfizer, Inc.	113,415,060
		357,704,230
	Thrifts & Mortgage Finance - 2.94%
1,457,000	Fannie Mae	85,176,220

	TOTAL COMMON STOCKS (Cost $2,532,261,781)	$2,866,550,540

Principal
Amount	SHORT TERM INVESTMENTS - 1.21%	Value
	Commercial Paper - 1.21%
$34,910,000	Prudential Funding Corp.
	2.41%, 3/1/05	$34,910,000
	Variable Rate Demand Note (b) - 0.00%
16,050	Wisconsin Corporate Central Credit Union
	2.29%	16,050

	TOTAL SHORT TERM INVESTMENTS (Cost $34,926,050)	34,926,050

	Total Investments (Cost $2,567,187,831) - 100.19%	2,901,476,590

	Liabilities in Excess of Other Assets - (0.19)%	(5,449,761)

	TOTAL NET ASSETS - 100.00%	$2,896,026,829

(a)	Non-income producing
(b)	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of February 28, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Jensen Portfolio, Inc.

By (Signature and Title) /s/ Gary Hibler
Gary Hibler, President

Date  4/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gary Hibler
Gary Hibler, President

Date 4/28/05

By (Signature and Title) /s/ Brian Ferrie
Brian Ferrie, Treasurer

Date 4/28/05